Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Material accounting policies
Foreign currency transactions

Foreign currency transactions

Transactions denominated in currencies other than the euro are translated at exchange rates at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the euro are translated at the exchange rate at the date of the consolidated statement of financial position.

The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period.

Foreign currency gains or losses that relate to borrowings, cash and cash equivalents and financial assets, except for financial instruments at fair value through other comprehensive income are presented in the statement of comprehensive loss within ‘Finance income / (“costs”) - net’. All other foreign exchange gains and losses are presented in the statement of comprehensive loss within “Other income and expenses - net”.

Revenue	Revenue Information about the Group’ accounting policies relating to contracts with customers is provided in Note 5.
Research and development

Research and development

Costs incurred related to research activities are expensed in the period when they are incurred. Costs incurred on development projects are recognized as intangible assets beginning on the date it can be established that it is probable that future economic benefits attributable to the asset will flow to the Group considering its technological and commercial feasibility. Given the current stage of the development of the Group’s candidates and technologies, as well as uncertainties regarding successful regulatory approval, no development expenditures have been capitalized in any of the periods presented in these consolidated financial statements. Intellectual property-related costs for patents are part of the expenditure for the research and development projects. Therefore, registration costs for patents are recognized as expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

The Group entered into certain collaborations with shared cost arrangements in respect of specific projects. Costs related to these projects are shared equally between the parties and the recoveries received by the Group are recognized as other income.

Employee benefits

Employee benefits

(i)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under a short-term cash bonus, if (a) the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and (b) the obligation can be estimated reliably.

(ii)	Share-based payment transactions

The Group’s share-based payment awards are classified as equity-settled share-based plans. The fair value of share-based equity-settled awards granted to employees is measured at grant date and compensation cost is recognized over the vesting period as an expense, with a corresponding increase in equity. Share-based payment awards with non-employees are measured and recognized when services are received.

(iii)	Termination benefits

Termination benefits are expensed when the Group can no longer withdraw the offer of those benefits. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted.

Government grants

Government grants

The Group receives certain government grants that support its research effort in specific projects. These grants are generally provided in the form of reimbursement of approved costs incurred as defined in the respective grants. Income in respect of grants also includes contributions towards the costs of research and development. Income is recognized when costs under each grant are incurred in accordance with the terms and conditions of the grant and the collectability of the receivable is reasonably assured.

Government grants relating to costs are deferred and recognized in the income statement over the period necessary to match them with the costs they are intended to compensate. When the cash in relation to recognized government grants is not yet received, the amount is included as a receivable in the statement of financial position.

The Group recognizes income from government grants under “Other income - net” in the consolidated statement of comprehensive loss.

Leases

Leases

Affimed recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. Subsequently, the right-of-use asset is depreciated using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Affimed’s incremental borrowing rate. Generally, Affimed uses its incremental borrowing rate as the discount rate.

The Group determines the incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and the type of the asset leased.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is re-measured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

Affimed has elected not to recognize right-of-use assets and lease liabilities for some short-term leases (leases with less than 12 months of lease term) and right-of-use assets and liabilities for leases of low value assets. Lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

Finance income and finance costs

Finance income and finance costs

Finance income comprises interest income from interest bearing bank deposits and government treasury bonds. Interest income is recognized as it accrues using the effective interest method.

Finance costs comprise primarily interest expense on borrowings.

Income taxes

Income taxes

Income taxes comprise current and deferred tax. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and adjustments to taxes payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

Deferred tax is measured at tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are presented net if there is a legally enforceable right to offset.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Non-derivative financial assets

The Group’s non-derivative financial assets include shares, trade and other receivables, government treasury bonds, other assets and cash and cash equivalents.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Debt instruments that are held to collect solely payments of principal and interest are subsequently carried at amortized cost.

The Group holds a financial asset to be settled in shares. This instruments is subsequently measured at fair value with net gains and losses recognized in profit or loss.

Government treasury bonds are short-term and carried at amortized cost.

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less.

On initial recognition of certain equity instruments, the Group has made an irrevocable election to present changes in fair value of the investments through other comprehensive income.

(ii)	Non-derivative financial liabilities

The Group’s classes of financial liabilities are borrowings and trade and other payables. The Group initially recognizes non-derivative financial liabilities on the date that they are originated and measures them at amortized cost using the effective interest rate method. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

(iii)	Compound financial instruments

The Group entered into a loan agreement pursuant to which it issued warrants to purchase common shares of the Group at the option of the respective holder. The number of shares to be issued does not vary with changes in their fair value.

The liability component of the loan was recognized initially at the fair value of a similar liability without a warrant. The equity component was recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Subsequent to initial recognition, the liability component was measured at amortized cost using the effective interest method. The equity component was not re-measured subsequent to initial recognition.

Common shares	Common shares Incremental costs directly attributable to the issue of common shares are recognised as a deduction from equity.
Impairment

Impairment

(i)	Trade and other receivables

Trade receivables at amortized cost are subject to the expected credit loss model according to IFRS 9. The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. Subsequent to December 28, 2023, the Group no longer has a customer base as such but rather collaboration partners.

Trade receivables are assessed at each reporting date to determine whether there is objective evidence that they are impaired. Trade or other receivables are impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the receivable, and such loss event had a negative effect on the estimated future cash flows of that receivable that can be estimated reliably. Loss events include indications that a partner is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization.

All receivables are assessed for specific impairment. Management considers factors that may influence the credit risk of its collaboration partners, including the default risk associated with the industry and country in which the partner operates. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. No impairments or reversals of impairments were recognized in 2023, 2022 or 2021.

(ii)	Intangible assets and leasehold improvements and equipment

Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses. Items of leasehold improvements and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

Amortization and depreciation is calculated using the straight-line method over the estimated useful lives, and is recognized in profit or loss. Depreciation and amortization methods and useful lives are reviewed at each reporting date and adjusted if appropriate. The estimated useful lives of leasehold improvements and equipment for current and comparative periods are as follows:

–	Software	3-4 years
–	Laboratory equipment	5-10 years
–	Office and IT equipment	3-6 years
–	Leasehold improvements	over the term of the lease

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized as the amount by which an asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Non-financial assets that were previously impaired are reviewed for possible reversal of the impairment at each reporting date.

Use of critical judgments and estimates

Use of critical judgments and estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected.

(i)Judgements

In preparing these consolidated financial statements, the critical judgments made by management in applying the Group’s accounting policies that have the most significant effects on the amounts recognised in the financial statements are included in the following notes:

●	Note 2: going concern: whether there are material uncertainties that may cast significant doubt on the Company’s ability to continue as a going concern; and
●	Note 5: revenue recognition – separate performance obligations, whether revenue is recognized over time or at a point in time and stage of completion; and
●	Note 25: lease term - whether the Group will exercise extension options.

(ii)Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are included in the following notes:

●	Note 5: revenue recognition – determining the total consideration of the performance obligation, estimated margin and stage of completion; and
●	Note 11: income taxes – recognition of deferred tax assets, availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.

Measurement of fair values

Measurement of fair values

Certain of the Group’s accounting policies and disclosures require the measurement of fair values.

All assets and liabilities for which fair value is recognized in the consolidated financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

●	Level 1 — Prices for identical assets or liabilities quoted in active markets (non-adjusted);
●	Level 2 — Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market and which are not included in Level 1; and
●	Level 3 — Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market.

The Group recognizes transfers between levels of the fair value hierarchy as at the date at which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

●	Note 13: Share-based payments
●	Note 16: Long term financial assets
●	Note 23: Borrowings

Accounting standards issued but not yet effective

Accounting standards issued but not yet effective

A number of new accounting standards are effective for annual periods beginning on January 1, 2024 and earlier application is permitted. However, the Group has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements and do not expect these to have a significant impact.

Standard/interpretation	Effective Date [1]

Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)	January 1, 2024
Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)	January 1, 2024
Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)	January 1, 2024
Lack of Exchangeability (Amendments to IAS 21)	January 1, 2024

[1] Shall apply for periods beginning on or after the date shown in the effective date column.